Document and Entity Information	Mar. 11, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001928561
Document Creation Date	Mar. 07, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Bitwise Funds Trust
Document Effective Date	Mar. 11, 2025
Prospectus Date	Mar. 11, 2025
Amendment Flag	false
Document Period End Date	Mar. 11, 2025
Bitwise Bitcoin Standard Corporations ETF | Bitwise Bitcoin Standard Corporations ETF
Prospectus:
Trading Symbol	OWNB